Operations by Business Segment and Geographic Area - Depreciation and Amortization of Fixed Assets and Capital Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation and amortization of fixed assets
Total depreciation and amortization of fixed assets	$ 206,113	$ 211,095	$ 188,700
Capital expenditures
Total capital expenditures	283,107	235,904	240,220
Corporate and other
Depreciation and amortization of fixed assets
Total depreciation and amortization of fixed assets	61,000	65,400	68,100
Capital expenditures
Total capital expenditures	64,100	78,500	71,300
Mining, Industrial, Infrastructure & Power | Reportable segments
Depreciation and amortization of fixed assets
Total depreciation and amortization of fixed assets	4,700	3,900	4,000
Capital expenditures
Total capital expenditures	27,700	2,200	6,100
Government Segment | Reportable segments
Depreciation and amortization of fixed assets
Total depreciation and amortization of fixed assets	2,800	2,300	3,200
Capital expenditures
Total capital expenditures	4,200	2,100	3,900
Diversified Services | Reportable segments
Depreciation and amortization of fixed assets
Total depreciation and amortization of fixed assets	137,600	139,500	113,400
Capital expenditures
Total capital expenditures	$ 187,100	$ 153,100	$ 158,900